Exceptional Items - Schedule (Details) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Analysis of income and expense [abstract]
Business transformation program (1)	€ 14.4	€ 13.2	€ 47.2	€ 51.8
Fortenova Acquisition integration costs (2)	0.0	0.2	0.0	1.5
Information Technology transformation program (3)	0.0	0.0		0.6
Settlement of legacy matters (4)	(0.1)	0.1	3.0	0.2
Exceptional items	€ 14.3	€ 13.5	€ 50.2	€ 54.1